SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2025	December 31, 2024
300,000,000 common shares of $0.01 par value each (December 31, 2024: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2025	December 31, 2024
146,850,679 common shares of $0.01 par value each (December 31, 2024: 146,803,619 common shares of $0.01 par value each)	1,468	1,468

The Company’s common shares are listed on the New York Stock Exchange under the ticker symbol “SFL”.

Repurchase of shares

On May 8, 2023, the Board of Directors authorized the repurchase of up to an aggregate of $100 million of the Company’s common shares (“Share Repurchase Program”). The authorization was reaffirmed in both 2024 and 2025 and remains in effect until June 2026. During the six months ended June 30, 2025, the Company repurchased a total of 1,252,657 shares, at an average price of approximately $7.98 per share, with principal amounts totaling $10.0 million. As of June 30, 2025, 2,347,752 shares were repurchased by the Company under its Share Repurchase Program and held as treasury stock. The Company has approximately $79.8 million remaining under the authorized Share Repurchase Program as of June 30, 2025. The specific timing and amounts of the repurchases will be in the sole discretion of the Company and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares.

Issuance of shares

The Company may, from time to time, offer and sell new common shares with aggregate sales proceeds of up to $100 million through an at-the-market program (the “ATM”). No new common shares were issued and sold under the ATM program during the six months ended June 30, 2025 or in the year ended December 31, 2024.

During the six months ended June 30, 2025, the Company issued a total of 47,060 new shares following the exercise of 340,000 share options. (See also Note 12: Share Option Plan).

Therefore, there were 144,502,927 common shares outstanding as of June 30, 2025 (December 31, 2024: 145,708,524), excluding shares repurchased under the Company's Share Repurchase Program and held in treasury.

Dividends

During the six months ended June 30, 2025, the Company declared a dividend of $0.27 per share on February 12, 2025, which was paid in cash on March 28, 2025. The record date and ex-dividend date were March 12, 2025. The Company declared a dividend of $0.27 per share on May 14, 2025, which was paid in cash on June 27, 2025. The record date and ex-dividend date were June 12, 2025.